                                                  ------------------------------
                                                           OMB APPROVAL
                                                  ------------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:     November 30, 2005
                                                  Estimated average burden
                                                  hours per response.......  5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21581
                                    --------------------------------------------


             JPMorgan Securities Lending Collateral Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                      522 Fifth Avenue, New York,            NY 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices)      (Zip code)


     J.P. Morgan Investor Services Co., 73 Tremont Street, Boston, MA 02108
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-766-7722
                                                    ----------------------------

Date of fiscal year end: December 31, 2004
                         -----------------


Date of reporting period: May 14, 2004 through June 30, 2004 (Trust commenced operations on May 14, 2004)
                          ------------------------------------------------------

   Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT JUNE 30, 2004 (UNAUDITED)

JPMORGAN FUNDS

[GRAPHIC]

SECURITIES LENDING COLLATERAL INVESTMENT FUND

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

President's Letter                                                             1

Portfolio of Investments                                                       3

Financial Statements                                                           4

Notes to Financial Statements                                                  7

Financial Highlights                                                          11

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's offering document for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1-800-766-7722 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

                          JPMORGAN SECURITIES LENDING COLLATERAL INVESTMENT FUND

PRESIDENT'S LETTER                                                AUGUST 9, 2004

DEAR SHAREHOLDER:

We are pleased to present this semi-annual report for the JPMorgan Securities Lending Collateral Investment Fund for the period ending June 30, 2004. Inside you'll find in-depth information on our fund.

U.S. ECONOMY CONTINUES TO GROW

Despite mixed news, the U.S. economy continued to demonstrate strength during the first quarter of 2004. The gross domestic product (GDP), for example, grew near its trend rate of 4%. Industrial production rose, capital goods orders increased, and the corporate profit picture brightened. However, stronger earnings did not translate into new job creation. Despite weaker consumer sentiment, real consumer spending increased, fueled by tax refunds and the mortgage-refinancing boom. And while core inflation rose slightly, there was no evidence that it was beginning a meaningful uptrend. The Federal Reserve Board met twice during the quarter but left short-term interest rates unchanged at 1%. The most significant development was the Fed's decision to drop the term "considerable period" from its language on short-term interest rates.

FEDERAL RESERVE BOARD RAISES SHORT-TERM INTEREST RATES

Advancing inflation and sharply improved economic conditions in early 2004 changed expectations about Fed action. By the spring, it became clear that the U.S. economy had completed its transition from a stimulus-dependent to a self-sustaining expansion. At the same time, consumer price inflation data turned discretely higher, although less forcefully in June than was widely feared through late May. Overall economic growth did not accelerate, and GDP growth is expected to slow modestly to about 3% or 3.5%. The principal cause may be more moderate consumption growth, which would confirm our view that household spending is more sensitive to mortgage yields than others believe. Nonetheless, stronger labor conditions -- as companies began to add new jobs -- and a powerful upswing in pretax income suggested that consumer spending growth could be sustained without support from tax cuts and monetary stimulus. In June, the Fed raised interest rates for the first time in four years. The Federal funds rate (the rate charged by banks for overnight loans) now stands at 1.25%. However, the Fed announced that future rate hikes would be "measured" and conditional upon future inflation data.

The rate increase came as a welcome relief to money market investors, who have endured an extended period of historically low yields. Money markets stand to gain as we enter a new tightening cycle and short-term rates continue to rise. In the months ahead, your portfolio management team will work hard to obtain for you the highest possible yields while focusing on the preservation of your principal.

On behalf of all of us here at JPMorgan Fleming Asset Management, thank you for the faith you have in us. We value your business, and look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-766-7722.

Sincerely,

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

             JPMORGAN SECURITIES LENDING COLLATERAL INVESTMENT FUND

             Portfolio of Investments

As of June 30, 2004 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT
    (USD)       ISSUER                                                     VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- 100.1%
                COMMERCIAL PAPER -- 80.4% (1)
$  14,000       Barton Capital Corp., 1.10%, 07/20/04                $    13,992
    5,000       Beta Finance, Inc., 1.22%, 07/26/04                        4,996
    9,157       Bills Securitization Ltd., 2.21%, 08/06/04                 9,146
    2,750       Compass Securitization, 1.40%, 08/10/04 #                  2,746
   14,000       Edison Asset Securitization LLC, 1.18%, 07/13/04 #        13,995
   10,000       Fairway Finance Corp., 0.55%, 07/20/04 #                   9,993
   14,000       Fortis Funding LLC, 1.19%, 08/17/04                       13,978
   14,000       Galaxy Funding, Inc., 1.18%, 08/10/04                     13,982
   10,000       General Electric Capital Corp., 1.18%, 09/10/04            9,974
    6,500       HBOS Treasury Services, 2.43%, 07/23/04                    6,496
   11,133       KFW International Finance, 1.11%, 07/30/04                11,123
   14,000       Natexis Banques Populaires, 1.28%, 09/13/04               13,963
   13,800       Norddeutsche Landesbank Girozentrale,
                  1.11%, 07/16/04                                         13,794
   14,000       Old Line Funding Corp., 1.17%, 07/15/04 #                 13,994
   14,000       Park Granada LLC, 1.19%, 07/13/04                         13,995
    5,000       RWE AG, 2.44%, 07/19/04                                    4,997
                Scaldis Capital Ltd.,
    1,877         1.18%, 08/09/04                                          1,875
    2,026         1.20%, 08/13/04                                          2,023
   10,000         0.54%, 07/20/04                                          9,993
   14,000       Silver Tower U.S. Funding, 1.11%, 07/07/04 #              13,997
   14,000       Spintab A.B., 1.98%, 08/10/04                             13,982
   14,000       Surrey Funding Corp., 0.59%, 07/20/04 #                   13,991
    2,200       Svenska Handelsbanken, 1.16%, 07/21/04                     2,199
   12,000       Thames Asset Global Securitization,
                  1.65%, 07/19/04 #                                       11,993
                ----------------------------------------------------------------
                Total Commercial Paper                                   241,217
                (Cost $241,217)
                ----------------------------------------------------------------
                REPURCHASE AGREEMENT -- 19.7%
   58,975       Greenwich Funding Corp.,
                  1.55%, dated 06/30/04, due 07/01/04,
                  repurchase price $58,978, collateralized
                  by U.S. Government Securities
                  (Cost $58,975)                                          58,975
--------------------------------------------------------------------------------
                Total Investments -- 100.1%                              300,192
                (Cost $300,192)*
                Liabilities in Excess of Other Assets -- (0.1%)             (192)
--------------------------------------------------------------------------------
                Net Assets -- 100%                                   $   300,000
--------------------------------------------------------------------------------

(1)   -- The rate shown is the effective yield at the date of purchase.
#     -- All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
* -- The cost of securities is substantially the same for federal income tax purposes.

                       See notes to financial statements.

             JPMORGAN SECURITIES LENDING COLLATERAL INVESTMENT FUND

             Statement of Assets & Liabilities

As of June 30, 2004 (unaudited)

(Amounts in thousands, except per share amounts)

   ASSETS:
     Investments in securities, at value, (Cost $300,192)              $    300,192
     Cash                                                                         1
     Receivables:
       Due from administrator                                                    12
       Interest                                                                   3
     Other assets                                                                80
-----------------------------------------------------------------------------------
   Total Assets                                                             300,288
-----------------------------------------------------------------------------------
   LIABILITIES:
     Payable:
       Dividends                                                                271
     Accrued liabilities:
       Investment advisory fees                                                   5
       Custodian fees                                                             3
       Trustees' fees                                                             2
       Other                                                                      7
-----------------------------------------------------------------------------------
   Total Liabilities                                                            288
-----------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                                        300,000
-----------------------------------------------------------------------------------
   Total Net Assets                                                    $    300,000
-----------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
     ($0.001 par value; unlimited number of shares authorized)              300,000
   Net asset value, offering and redemption price per share            $       1.00
===================================================================================

                       See notes to financial statements.

             JPMORGAN SECURITIES LENDING COLLATERAL INVESTMENT FUND

             Statement of Operations

For the period from May 14, 2004* to June 30, 2004 (unaudited)

(Amounts in thousands)

   INTEREST INCOME:                                                    $        447
-----------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                                    39
     Administration fees                                                         20
     Professional fees                                                            7
     Shareholder servicing fees                                                  --+
     Custodian and accounting fees                                                3
     Registration fees                                                           --+
     Trustees' fees                                                               2
     Transfer agent fees                                                          1
     Other                                                                        7
-----------------------------------------------------------------------------------
   Total expenses                                                                79
-----------------------------------------------------------------------------------
     Less investment advisory fees waived                                       (31)
     Less administration fees waived                                            (20)
     Less expenses reimbursed by administrator                                  (12)
-----------------------------------------------------------------------------------
       Net expenses                                                              16
-----------------------------------------------------------------------------------
   Net investment income                                                        431
-----------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations             $        431
===================================================================================

*  Commencement of operations.
+  Amount rounds to less than $500.

                       See notes to financial statements.

             JPMORGAN SECURITIES LENDING COLLATERAL INVESTMENT FUND

             Statement of Changes in Net Assets
             For the period from May 14, 2004* to June 30, 2004
             (unaudited)

(Amounts in thousands)

     INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
       Net investment income                                        $        431
--------------------------------------------------------------------------------
     DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                                (431)
--------------------------------------------------------------------------------
     CAPITAL SHARE TRANSACTIONS:(1)
       Shares sold                                                       300,000
--------------------------------------------------------------------------------
         Total increase (decrease) in net assets                         300,000
--------------------------------------------------------------------------------
     NET ASSETS:
       Beginning of period                                                    --
--------------------------------------------------------------------------------
       End of period                                                $    300,000
--------------------------------------------------------------------------------
(1)  CAPITAL SHARE TRANSACTIONS:
       Shares sold                                                       300,000
================================================================================

*    Commencement of operations.

                       See notes to financial statements.

             JPMORGAN SECURITIES LENDING COLLATERAL INVESTMENT FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

The JPMorgan Securities Lending Collateral Investment Trust (the "Trust"), was organized on February 27, 2004 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as a diversified, open-end management investment company. The Trust has established one series of shares of beneficial interest representing interests in the JPMorgan Securities Lending Collateral Investment Fund (the "Fund").

Shares of beneficial interest in the Trust are not registered under the Securities Act of 1933, as amended (the "Securities Act"), because such shares are issued solely in private placement transactions that do not involve a "public offering" within the meaning of Section 4(2) of the Securities Act. The shares have not been registered under any state securities laws in reliance upon various exemptions provided by those laws. Investments in the shares of the Trust may only be made by "accredited investors" within the meaning of Regulation D under the Securities Act which include common or commingled trust funds, investment companies, registered broker-dealers, investment banks, commercial banks, corporations, group trusts or similar organizations or entities.

JPMorgan Chase Bank ("JPMCB"), an affiliate of JPMorgan Chase & Co. (JPMorgan), has established a securities lending program for its clients. Each client that participates in the securities lending program as a lender ("Lender") enters into a securities lending agreement under which JPMCB is authorized to invest the cash collateral securing loans of securities of each Lender in a variety of investments. The Fund has been established primarily for the investment and reinvestment of cash collateral on behalf of Lenders participating in the securities lending program.

2. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
TRUST:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost, which approximates market value. The Trust's use of amortized cost is subject to the Trust's compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

B. REPURCHASE AGREEMENTS -- The Fund may engage in repurchase agreement transactions that are collateralized by money market instruments or corporate debt securities that, at the time the transaction is entered into, are rated at least investment grade. The Fund may also engage in repurchase agreements that are fully collateralized, primarily by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, subcustodian or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

C. RESTRICTED AND ILLIQUID SECURITIES -- The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts.

E. FEDERAL INCOME TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

F. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. ("JPMIM" or the "Adviser"), a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan, acts as the investment advisor to the Fund. The Fund pays JPMIM an investment advisory fee equal to 0.10% of its average daily net assets. The Adviser has voluntarily agreed to waive a portion of its investment advisory fee for a period of one year from the commencement of the Fund's operations on May 14, 2004 so that the fee equals 0.02% of the Fund's average daily net assets during that period.

B. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio custody and accounting services for the Fund. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by the Fund, based on the uninvested cash balances held by the custodian. Such earning credits, if any, are presented separately in the Statement of Operations.

C. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB provides certain administration services and oversees the Fund's service providers. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.05% of the Fund's average daily net assets. The Administrator has agreed to waive its fee and/or reimburse the Fund to the extent that total operating expenses (excluding dividend expenses on securities sold short, interest, taxes and extraordinary expenses) exceed 0.04% of the Fund's average daily net assets. Neither the Fund's service providers nor the Administrator expect the Fund to repay any such waived fees and reimbursed expenses in future years. J.P. Morgan Investor Services Co. ("JPMIS"), an affiliate of the Adviser, serves as the Fund's sub-administrator. For its services as sub-administrator, JPMIS is compensated by JPMCB. In addition, JPMIS serves as the Fund's transfer and dividend disbursing agent. For transfer agency services, JPMIS receives an annual fee of $20,000.

D. DISTRIBUTION ARRANGEMENTS -- JPMCB serves as Placement Agent for the Fund and is responsible for qualifying Lenders as suitable investors in the Fund and facilitating the purchase and redemption of shares of the Fund in connection with its role as securities lending agent on behalf of Lenders. JPMCB receives no compensation in connection with its provision of services as placement agent.

E. OTHER -- Certain officers of the Trust are officers of JPMorgan or their subsidiaries. A majority of the Board of Trustees of the Trust are not affiliated with JPMorgan, JPMIM or the Administrator.

4. CONCENTRATIONS AND INDEMNIFICATIONS

From time to time, the Fund may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. As of June 30, 2004, one shareholder held 100% of the shares outstanding in the Fund. Investment activities of the shareholder could have a material impact on the Fund.

As of June 30, 2004, the Fund invested 98.3% of total investments in securities issued by institutions in the financial services industry including banks, broker dealers and insurance companies. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important role in the operation of the financial services industry.

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

5. CORPORATE EVENT

On May 25, 2004, J.P. Morgan Chase & Co. and Bank One Corp. announced that, at separate meetings, their respective shareholders had approved the merger of the two companies. The companies completed the merger of their holding companies on July 1, 2004. Effective July 20, 2004, the name of the holding company changed to JPMorgan Chase & Co.

JPMORGAN SECURITIES LENDING COLLATERAL INVESTMENT FUND

Financial Highlights for the period from May 14, 2004** to June 30, 2004 (unaudited)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                               $       1.00
-----------------------------------------------------------------------------------------------
    Net investment income                                                                    --+
        Less dividends from net investment income                                            --+
                                                                                   ------------
Net asset value, end of period                                                     $       1.00
-----------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                                           0.14%
===============================================================================================
RATIOS/SUPPLEMENTAL DATA:
        Net assets, end of period (millions)                                       $        300
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
        Net Expenses                                                                       0.04%
-----------------------------------------------------------------------------------------------
        Net investment income                                                              1.09%
-----------------------------------------------------------------------------------------------
        Expenses without waivers and reimbursements                                        0.20%
-----------------------------------------------------------------------------------------------
        Net investment income without waivers and reimbursements                           0.93%
-----------------------------------------------------------------------------------------------

  **  Commencement of operations.
 (b)  Not annualized for periods less than one year.
   #  Short periods have been annualized.
   +  Amount rounds to less than $0.005.

                       See notes to financial statements.

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

SEMI-ANNUAL REPORT (UNAUDITED)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an offering document.

The financial information in this report has been taken from the books and records of the Fund without examination by independent auditors, who express no opinion thereon.

Investors should carefully read the Fund's offering document which includes information on the fund's investment objectives, risk, as well as charges and expenses along with other information. Investors should review the information in the offering document carefully before investing. For up to date month-end performance information, or to receive the fund's offering document please call 1-800-766-7722. Please read carefully before investing or sending money.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-766-7722 and on the Commission's website at http://www.sec.gov.

       (C) J.P. Morgan Chase & Co., 2004 All Rights Reserved. August 2004

                                                                    SAN-SLCI-604

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                (i) Has at least one audit committee financial expert serving on its audit committee; or

                (ii) Does not have an audit committee financial expert serving on its audit committee.

         (2) If the registrant provides the disclosure required by paragraph
         (a)(1) (i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).


         (3) If the registrant provides the disclosure required by paragraph
         (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         (2) Disclose the percentage of services described in each of paragraphs
(b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

       (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

       (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.


ITEM 6.  SCHEDULE OF INVESTMENTS.

     File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     (a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

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ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

     (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

     (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO RULE 30a-2(b) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

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                                   SIGNATURES

                           [See General Instruction F]

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      JPMorgan Securities Lending Collateral Investment Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Stephanie J. Dorsey
                         -------------------------------------------------------
                                   Stephanie J. Dorsey, Treasurer

Date  September 7, 2004
     --------------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Stephanie J. Dorsey
                         -------------------------------------------------------
                                   Stephanie J. Dorsey, Treasurer

Date  September 7, 2004
     --------------------------


By (Signature and Title)*    /s/ George C.W. Gatch
                         -------------------------------------------------------
                                   George C.W. Gatch, President

Date  September 8, 2004
     --------------------------

* Print the name and title of each signing officer under his or her signature.